Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Amounts Charged to Income for Employees Incentive Compensation Plans
The amounts charged to expense for incentive compensation plans for the years ended December 31, were:

	2021		2020		2019
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans – cash	$619.3	$489.2	$688.8	$544.2	$598.4	$472.7
Equity incentive plans	100.7	79.6	89.4	70.6	90.1	71.2

Assets Held in Deferral Plan Irrevocable Grantor Trust Account	The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2021	2020
Progressive common shares[1]	$137.1	$134.2
Other investment funds[2]	189.1	167.2
Total	$326.2	$301.4
[1] Included 2.4 million and 2.8 million common shares as of December 31, 2021 and 2020, respectively, to be distributed in common shares, and are reported at grant date fair value.
[2] Amount is included in other assets on the consolidated balance sheets.

Share Based Compensation Performance Share Awards Targets
The details of the performance-based equity awards that were outstanding at December 31, 2021, were as follows:

Performance Measurement	Year(s) of Grant	Vesting range (as a percentage of target)
Growth of our personal auto and commercial auto businesses and homeowners multi-peril business, each compared to its respective market	2019-2021	0-250%
Investment results relative to peer group	2019-2021	0-200%

Employee
Summary of Restricted Stock Activity
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2021		2020		2019
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	3,570,271	$57.68	3,879,077	$48.28	4,856,356	$38.56
Add (deduct):
Granted[2]	1,476,802	70.11	1,629,534	55.28	1,835,145	49.61
Vested	(1,452,353)	46.88	(1,861,442)	36.19	(2,691,337)	31.85
Forfeited	(55,698)	60.81	(76,898)	52.79	(121,087)	43.98
End of year[3,4]	3,539,022	$67.24	3,570,271	$57.68	3,879,077	$48.28
[1] Includes restricted stock units. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2021, 2020, and 2019, the number of units “granted” shown in the table above includes 237,582, 144,389, and 210,159 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2021, the number of shares included 727,596 performance-based units at their target amounts. We expect 1,497,347 units to vest based upon our current estimates of the likelihood of achieving the pre-determined performance goals applicable to each award.
4 At December 31, 2021, the total unrecognized compensation cost related to unvested equity awards was $93.8 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the consolidated statements of comprehensive income over the weighted average vesting period of 2.1 years.

Director
Summary of Restricted Stock Activity
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2021		2020		2019
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	39,403	$74.77	38,451	$73.43	41,706	$62.23
Add (deduct):
Granted	29,206	105.16	39,403	74.77	38,451	73.43
Vested	(39,403)	74.77	(38,451)	73.43	(41,706)	62.23
End of year[1]	29,206	$105.16	39,403	$74.77	38,451	$73.43
1 At December 31, 2021, 2020, and 2019, the remaining unrecognized compensation cost related to restricted stock awards was $0.9 million, $0.9 million, and $0.8 million, respectively.